BANK BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Debt Instrument [Line Items]
Debt maturity date		December 2025
Bank borrowings	$ 0
Term Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.00%